ALLSTATE LIFE ISNURANCE COMPANY OF NEW YORK
                             2920 South 84th Street
                          Lincoln, Nebraska 68506-4142
                       Direct Dial Number (402) 975-6368
                            Facsimile (775)514-4737
                           E-Mail jfis6@allstate.com





Jan Fischer-Wade
Senior Attorney
                                                             November 3, 2016



BY EDGAR TRANSISSION


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


RE: Allstate Life Insurance Company of New York


Allstate Life of New York Variable Life Separate Account A ("Registrant")

Registration Statement on Form N-6 (File Nos. 333-XXXX and 811-21250)


Commissioners:

     Attached for electronic filing is a Registration Statement of Registrant on Form N-6 under the Securities Act of 1933 and Amendment No. XX under the Investment Company Act of 1940 with respect to certain individual flexible premium variable universal life insurance policies (the Policies"). The Registration Statement is being filed to register variable interests under the Policies. The Policies are intended to provide life insurance coverage on the lives of one insured.

     We do not believe that the Policies raise novel questions of law or policy. They are identical in many respects to Allstate Assurance Company's FutureVest policy, which is also being filed today on Form N-6, and is also identical in many respects, other than the investment options and certain charges, to ALNY's TotalAccumulator policy, which is registered with the Commission under File No. 333-148225.

     From a previous discussion with Ms. Pickholz at the SEC, it is our understanding that this Allstate Life Insurance Company of New York FutureVest filing and the nearly identical Allstate Assurance Company FutureVest filing will be assigned to the same reviewer.

     Please note that all financial information, including financial statements, will be updated and provided with the Pre-Effective Amendment.

     Our client's business plan aims to commence offering the Policies on or about August 15, 2017. Accordingly, your prompt attention to this filing will be appreciated.



Very truly yours,

/s/ Jan Fischer-Wade
--------------------
Jan Fischer-Wade